Offerings	Feb. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.375% Notes due 2035
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 497,745,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,204.76
Offering Note	Note 1.a. The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended, or the Act. In accordance with Rules 456(b) and 457(r) under the Act, the registrants initially deferred payment of all of the registration fee for Registration Statement Nos. 333-276954, 333-276954-01, 333-276954-02 and 333-276954-03. Note 1.b. The 5.375% Notes due 2035 are being issued by Healthpeak OP, LLC. Note 1.c. The Proposed Maximum Offering Price Per Unit is 99.549% of the principal amount of the securities offered.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 5.375% Notes due 2035
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The Guarantee of the 5.375% Notes due 2035 is issued by Healthpeak Properties, Inc. No separate consideration will be received for the guarantee. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantee being registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 5.375% Notes due 2035
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The Guarantee of the 5.375% Notes due 2035 is issued by DOC DR Holdco, LLC. No separate consideration will be received for the guarantee. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantee being registered hereby.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 5.375% Notes due 2035
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The Guarantee of the 5.375% Notes due 2035 is issued by DOC DR, LLC. No separate consideration will be received for the guarantee. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantee being registered hereby.